Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Top Element - 00007 - Statement- Consolidated Statement of Comprehensive Income Abstract
Net income	$ 5,490	$ 5,374	$ 4,711
Foreign currency translation adjustments
Foreign currency translation adjustments arising during the period	556	(278)	(39)
Less: reclassification adjustments for (gain) loss on sale of an investment in	(100)	115	21
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	456	(163)	(18)
Change in pension and post-retirement benefit plans
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(1,542)	(2,692)	(701)
Prior service credit (cost) arising during period	211	(21)	(121)
Other	(3)	(9)	(3)
Less: amortization of actuarial loss, prior service cost, and transition obligation	689	441	265
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	(645)	(2,281)	(560)
Tax benefit	205	796	224
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	(440)	(1,485)	(336)
Unrealized (loss) gain on available-for-sale securities
Unrealized holding gain arising during period	91	78	149
Less: reclassification adjustments for (gain) loss included in net income	(123)	(27)	8
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	(32)	51	157
Tax benefit (expense)	13	(21)	(61)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(19)	30	96
Change in unrealized cash flow hedging
Unrealized cash flow hedging gain (loss) arising during period	88	(46)	72
Less: gain reclassified into Product sales	(31)	(96)	(119)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	57	(142)	(47)
Tax (expense) benefit	(4)	36	18
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	53	(106)	(29)
Other comprehensive income (loss), net of tax (expense) benefit	50	(1,724)	(287)
Comprehensive income	5,540	3,650	4,424
Less: comprehensive income attributable to non-controlling interest	(368)	(392)	(333)
Comprehensive income atrributable to common shareowners	$ 5,172	$ 3,258	$ 4,091